NOTES PAYABLE (Tables)	9 Months Ended
Dec. 31, 2016
Demand Notes Payable [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	324,894
Accrued interest	3,467
Balance, December 31, 2016	$328,361

Promissory Note [Member]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]
Balance, March 31, 2016	$-
Acquisition of IMT (Note 3)	217,808
Accrued interest	13,973
Balance, December 31, 2016	$231,781